UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-4547

Exact name of registrant as specified in charter:      Voyageur Mutual Funds III

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 David F. Connor, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               April 30

Date of reporting period:                              July 31, 2006

Schedule of Investments (Unaudited)


Delaware Select Growth Fund


July 31, 2006

                                                                                                     Number of         Market
                                                                                                     Shares            Value
Common Stock - 99.22% \

Basic Industry/Capital Goods - 2.50%
Graco                                                                                                   101,600        $ 3,991,864
* Newmont Mining                                                                                         33,800          1,731,574
* Praxair                                                                                                91,500          5,017,860
                                                                                                                         _________

                                                                                                                        10,741,298
                                                                                                                        __________

Business Services - 8.73%
* Expeditors International Washington                                                                   251,800         11,449,346
First Data                                                                                              189,500          7,741,075
*+ Global Cash Access Holdings                                                                          909,400         13,622,812
Paychex                                                                                                 135,200          4,621,136
                                                                                                                         _________

                                                                                                                        37,434,369
                                                                                                                        __________

Consumer Durables - 2.29%
*+ Select Comfort                                                                                       486,700          9,807,005
                                                                                                                         _________

                                                                                                                         9,807,005
                                                                                                                         _________

Consumer Non-Durables - 12.27%
* Best Buy                                                                                               37,900          1,718,386
*+ Blue Nile                                                                                            399,100         10,512,294
*+ NetFlix                                                                                            1,426,400         29,512,216
Staples                                                                                                 221,500          4,788,830
Walgreen                                                                                                130,000          6,081,400
                                                                                                                         _________

                                                                                                                        52,613,126
                                                                                                                        __________

Consumer Services - 25.06%
*+ Apollo Group Class A                                                                                 106,300          5,030,116
*+ eBay                                                                                                 913,100         21,978,317
* IHOP                                                                                                  307,000         13,956,220
International Game Technology                                                                            71,900          2,779,654
* Jackson Hewitt Tax Service                                                                            282,300          9,634,899
*+ MGM MIRAGE                                                                                           199,500          7,090,230
Strayer Education                                                                                       128,700         13,944,645
+ Viacom Class B                                                                                        255,500          8,904,175
Weight Watchers International                                                                           357,700         14,311,577
*+ XM Satellite Radio Holdings Class A                                                                  847,000          9,825,200
                                                                                                                         _________

                                                                                                                       107,455,033
                                                                                                                       ___________

Energy - 1.40%
EOG Resources                                                                                            81,300          6,028,395
                                                                                                                         _________

                                                                                                                         6,028,395
                                                                                                                         _________

Financials - 5.04%
* Chicago Mercantile Exchange                                                                            14,100          6,502,920
+ IntercontinentalExchange                                                                               78,000          4,648,800
+ NETeller                                                                                              368,721          2,620,703
* optionsXpress Holdings                                                                                299,400          7,838,292
                                                                                                                         _________

                                                                                                                        21,610,715
                                                                                                                        __________

Health Care - 18.45%
Allergan                                                                                                194,700         20,998,395
+ Genentech                                                                                             166,100         13,424,202
+ Myogen                                                                                                 79,300          2,447,198
UnitedHealth Group                                                                                      521,500         24,943,345
*+ Zimmer Holdings                                                                                      273,400         17,289,816
                                                                                                                        __________

                                                                                                                        79,102,956
                                                                                                                        __________

Technology - 23.48%
+ Google Class A                                                                                         18,900          7,306,740
*+ Intuit                                                                                               425,200         13,125,924
*+ NAVTEQ                                                                                               536,500         15,118,570
QUALCOMM                                                                                                597,300         21,060,798
*+ SanDisk                                                                                              481,200         22,452,792
*+ Seagate Technology                                                                                   731,100         16,961,520
Sprint Nextel                                                                                           235,608          4,665,038
                                                                                                                         _________

                                                                                                                       100,691,382
                                                                                                                       ___________

Total Common Stock (cost $409,018,932)                                                                                 425,484,279
                                                                                                                       ___________

                                                                                                     Principal
                                                                                                     Amount
^ Federal Agency (Discount Notes) - 1.70%

Federal Home Loan Bank Discount Notes 4.951% 8/1/06                                                  $7,310,000          7,310,000
                                                                                                                         _________

Total Federal Agency (Discount Notes) (cost $7,310,000)                                                                  7,310,000
                                                                                                                         _________


Total Market Value of Securities Before Securities Lending Collateral - 100.92%

     (cost $416,328,932)                                                                                               432,794,279
                                                                                                                       ___________

                                                                                                     Number of
                                                                                                     Shares
Securities Lending Collateral ** - 16.96%

Investment Companies
     Mellon GSL DBT II Collateral Fund                                                               72,720,977         72,720,977
                                                                                                                        __________

Total Securities Lending Collateral (cost $72,720,977)                                                                  72,720,977
                                                                                                                        __________


Total Market Value of Securities - 117.88%

     (cost $489,049,909)                                                                                               505,515,256 !

Obligation to Return Securities Lending Collateral ** - (16.96%)                                                       (72,720,977)


Liabilities Net of Receivables and Other Assets (See Notes) - (0.92%)                                                   (3,967,640)
                                                                                                                        __________


Net Assets Applicable to 19,103,734 Shares Outstanding - 100.00%                                                   $   428,826,639
                                                                                                                   _______________


+ Non-income producing security for the period ended July 31, 2006.
! Includes $70,586,897 of securities loaned.
* Fully or partially on loan.
** See Note 3 in "Notes."
\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

________________________________________________________________________________

                                      Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds III
- Delaware Select Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for the financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare a special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:



Cost of investments                      $489,994,585
                                         ____________


Aggregate unrealized appreciation          53,754,290


Aggregate unrealized depreciation         (38,233,619)
                                         ____________

Net unrealized appreciation              $ 15,520,671
                                         ____________


For federal income tax purposes, at April 30, 2006, capital loss carryforwards of $657,484,151 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $451,231,283 expires in 2010, $187,722,457 expires in 2011 and $18,530,411 expires in 2012.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. ("Mellon"). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At July 31, 2006, the market value of the securities on loan was $70,586,897, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At July 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  _____________

I, Patrick P. Coyne, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Mutual Funds III

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


PATRICK P. COYNE
________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  September 25, 2006

                                  CERTIFICATION
                                  _____________

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Mutual Funds III

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
_________________

By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  September 25, 2006

                                   SIGNATURES
                                   __________


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Voyageur Mutual Funds III


PATRICK P. COYNE
________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  September 25, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  September 25, 2006


MICHAEL P. BISHOF
_________________

By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  September 25, 2006